Revenue	12 Months Ended
Mar. 31, 2025
Revenues [Abstract]
Revenue
5.
Revenue

Revenue by segment is as follows:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Taobao and Tmall Group:
China commerce retail (i)
- Customer management	291,541	304,009	322,346
- Direct sales and others (ii)	103,811	110,405	103,180
	395,352	414,414	425,526
China commerce wholesale (iii)	17,854	20,479	24,301
Total Taobao and Tmall Group	413,206	434,893	449,827

Alibaba International Digital Commerce Group:
International commerce retail (iv)	50,933	81,654	108,465
International commerce wholesale (v)	19,573	20,944	23,835
Total Alibaba International Digital Commerce Group	70,506	102,598	132,300

Cloud Intelligence Group (vi)	103,497	106,374	118,028
Cainiao Smart Logistics Network Limited (vii)	77,512	99,020	101,272
Local Services Group (viii)	50,249	59,802	67,076
Hujing Digital Media and Entertainment Group (ix)	18,444	21,145	22,267
All others (x)	197,115	192,331	206,269
Unallocated	866	1,297	1,924
Inter-segment elimination (xi)	(62,708)	(76,292)	(102,616)
Consolidated revenue	868,687	941,168	996,347

(i)
Revenue from China commerce retail is primarily generated from China commerce retail business and includes primarily revenue from customer management services and sales of goods.
(ii)
Revenue from direct sales and others under China commerce retail is primarily generated from direct sales businesses, comprising mainly Tmall Supermarket and Tmall Global and primarily consists of revenue from sales of goods, as well as other revenue from logistics services and other value-added services.
(iii)
Revenue from China commerce wholesale is primarily generated from 1688.com and includes revenue from membership fees and related value-added services and customer management services.
(iv)
Revenue from International commerce retail is primarily generated from AliExpress, Trendyol and Lazada and includes revenue from customer management services, sales of goods and logistics services.
(v)
Revenue from International commerce wholesale is primarily generated from Alibaba.com and includes revenue from membership fees and related value-added services and customer management services.
(vi)
Revenue from Cloud Intelligence Group is primarily generated from the provision of cloud services, which include public cloud services and non-public cloud services.
(vii)
Revenue from Cainiao represents logistics services revenue from the domestic and cross-border fulfillment services.

5. Revenue (Continued)

(viii)
Revenue from Local Services Group primarily represents platform commissions, logistics services revenue from the provision of on-demand delivery services and revenue from other services provided by Ele.me, and revenue from software and technology services provided by Amap.
(ix)
Revenue from Hujing Digital Media and Entertainment Group is primarily generated from Youku and Damai Entertainment, and includes revenue from membership fees, content investment income, customer management services and ticketing services.
(x)
Revenue from All others represented revenue from businesses including Freshippo, Alibaba Health, Lingxi Games, Intelligent Information Platform, Fliggy, DingTalk, Sun Art, Intime and other businesses. The majority of revenue within All others consist of direct sales revenue, which is recorded on a gross basis. During the year ended March 31, 2025, the sale of Sun Art was completed and the sale of Intime was substantially completed. Details of the disposals are set out in Note 4(b) and Note 4(c) respectively.
(xi)
Inter-segment elimination consisted of revenue primarily from Cainiao and Cloud Intelligence Group.
(xii)
For the year ended March 31, 2024, as a result of the change in composition in reportable segments (Note 28), the Company reclassified revenue by segment. Figures for the year ended March 31, 2023 were reclassified to conform to this presentation.

Revenue by type is as follows:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Customer management services (i)	355,144	386,571	424,877
Membership fees and value-added services	40,078	41,956	46,613
Logistics services	89,214	114,073	123,379
Cloud services	76,648	76,459	84,517
Sales of goods	271,016	283,273	274,276
Other revenue (ii)	36,587	38,836	42,685
	868,687	941,168	996,347

(i)
Customer management services mainly include CPC, CPM, time-based and CPS marketing and software services.
(ii)
Other revenue includes revenue from self-developed online games, other value-added services provided through various platforms and businesses.

The amount of revenue recognized for performance obligations satisfied (or partially satisfied) in prior periods for contracts with expected duration of more than one year during the years ended March 31, 2023, 2024 and 2025 were not material.